Capital Stock - Additional Information (Detail) - shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Common Stock issued	9,017,310	9,017,310
Share Capital
Class of Stock [Line Items]
Common Stock issued	0	0	0